Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.010%	3,900,000	3,900,000
New York 1.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.010%	3,600,000	3,600,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.010%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.010%	5,145,000	5,145,000
06/15/2050	0.010%	2,050,000	2,050,000
Total			11,795,000
Total Floating Rate Notes (Cost $15,695,000)			15,695,000

Municipal Bonds 85.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Black Belt Energy Gas District
Revenue Bonds
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,623,950
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,443,442
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.660%	5,000,000	5,004,850
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,179,739
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,012,010
Total			15,263,991
Alaska 0.7%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	2,051,652
04/01/2024	5.000%	1,800,000	2,047,428
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	757,057
Total			4,856,137
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,363,800
05/01/2023	5.000%	1,000,000	1,102,300
Phoenix Children’s Hospital
Series 2020
02/01/2026	5.000%	550,000	675,521
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,664,441
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,544,940
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.610%	1,420,000	1,413,354
Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District(e)
Refunding Revenue Bonds
Forward Delivery
Series 2021
01/01/2024	5.000%	4,250,000	4,715,757
Total			12,480,113
California 2.0%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	315,183
06/01/2023	4.000%	400,000	435,172
California Housing Finance
Revenue Bonds
Santa Ana Towers
Series 2020F (Mandatory Put 04/01/22)
04/01/2024	1.450%	2,000,000	2,018,160
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,745,000	2,062,974
Center Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2016 (BAM)
08/01/2031	0.000%	2,000,000	1,594,640
County of Riverside(d)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA)
05/01/2021	7.800%	1,500,000	1,527,270
County of Sacramento Airport System(d)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	2,010,921
Port of Oakland(d),(e)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	1,500,000	1,831,365
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019H
05/01/2021	5.000%	2,570,000	2,599,761
Total			14,395,446
Colorado 2.1%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,398,358
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020B-1
11/15/2021	5.000%	3,015,000	3,122,515
11/15/2022	5.000%	3,160,000	3,413,685
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,414,240
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017 (Mandatory Put 03/01/22)
11/15/2038	5.000%	3,650,000	3,746,396
Total			15,095,194
Connecticut 4.6%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,935,100
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2021	5.000%	500,000	518,720
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2021	5.000%	425,000	436,756
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Subordinated Series 2018A-2
05/15/2021	2.150%	1,595,000	1,601,859
11/15/2021	2.250%	1,625,000	1,644,451
05/15/2022	2.375%	1,460,000	1,490,018
Revenue Bonds
Subordinated Series 2017C-2
05/15/2021	3.000%	2,680,000	2,698,036
11/15/2021	3.000%	4,435,000	4,464,182
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	423,904
Unlimited General Obligation Bonds
Green Bonds
Series 2016F
10/15/2030	5.000%	2,410,000	2,979,387
Series 2012B
04/15/2027	5.000%	3,000,000	3,167,430
Series 2016E
10/15/2034	5.000%	1,620,000	1,981,438

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
06/01/2023	4.000%	400,000	434,684
Series 2020E
09/15/2028	4.000%	3,190,000	3,364,716
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2031	5.000%	3,535,000	4,560,645
Total			33,701,326
District of Columbia 1.6%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,756,930
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,295,888
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2016A
10/01/2035	5.000%	4,000,000	4,806,120
Total			11,858,938
Florida 2.2%
City of Jacksonville
Refunding Revenue Bonds
Brooks Rehabilitation
Series 2017
11/01/2028	5.000%	2,705,000	3,355,634
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,903,212
County of Broward Airport System(d)
Revenue Bonds
Series 2017
10/01/2021	5.000%	1,480,000	1,524,681
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,308,878
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B
06/01/2023	5.000%	3,000,000	3,045,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,006,800
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,943,500
Total			16,088,545
Georgia 1.7%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,039,620
Georgia State Road & Tollway Authority(f),(g)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	909,230
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,025,561
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,804,125
Series 2019C
09/01/2024	5.000%	1,500,000	1,736,895
Total			12,515,431
Illinois 10.4%
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	430,564
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2022	5.000%	2,000,000	2,080,640
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B
01/01/2022	5.000%	5,000,000	5,212,900
Series 2013A
01/01/2022	5.000%	5,675,000	5,916,641
Series 2015A
01/01/2028	5.000%	2,515,000	2,921,047

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,467,014
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2021	5.000%	2,115,000	2,187,502
Series 2016
11/01/2022	5.000%	3,220,000	3,459,407
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,538,190
City of Granite City(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 05/03/21)
05/01/2027	2.450%	2,500,000	2,514,325
Cook County Community College District No. 535 Oakton
Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	1,480,000	1,691,758
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,374,547
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,999,940
Swedish Covenant Hospital
Series 2016 Escrowed to Maturity
08/15/2021	5.000%	455,000	466,898
Revenue Bonds
Loyola University of Chicago
Series 2012B
07/01/2025	5.000%	1,500,000	1,595,475
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016 (Mandatory Put 05/01/21)
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	1.450%	2,400,000	2,400,288
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	2,895,000	3,073,853
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,977,720
Kendall Kane & Will Counties Community Unit School District No. 308(f)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,938,963
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,188,400
Regional Transportation Authority
Revenue Bonds
Series 2016A
06/01/2031	5.000%	1,785,000	2,163,599
Series 2018B
06/01/2033	5.000%	1,815,000	2,330,859
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,231,060
05/01/2027	5.000%	1,500,000	1,669,425
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,233,994
Series 2020C
05/01/2022	5.125%	500,000	527,125
05/01/2023	5.375%	250,000	274,915
Series 2020D
10/01/2024	5.000%	2,000,000	2,277,680
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2022	5.000%	1,500,000	1,564,290
Series 2018A
10/01/2021	5.000%	2,000,000	2,057,940
10/01/2023	5.000%	2,300,000	2,544,789
University of Illinois
Refunding Revenue Bonds
Auxiliary Facilities System
Series 2013A
04/01/2026	5.000%	2,000,000	2,183,380
Total			75,495,128

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 2.7%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	4,200,000	5,199,978
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,885,459
Indiana Finance Authority(c)
Revenue Bonds
Indiana University Health
Series 2011M (Mandatory Put 07/02/21)
Muni Swap Index Yield + 0.280% 12/01/2046	0.320%	5,365,000	5,364,839
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/02/2021 Revenue Bonds
Ascension Health Alliance
Series 2006B-3
11/15/2031	1.750%	70,000	70,680
Unrefunded Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	4,610,000	4,665,597
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2020B-2 (GNMA)
GINNIE MAE
01/01/2022	5.000%	1,555,000	1,620,186
Total			19,806,739
Iowa 0.7%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	433,872
12/01/2023	5.000%	1,880,000	2,121,618
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,169,360
Total			4,724,850
Kentucky 1.6%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,249,325
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,164,615
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,009,830
06/01/2022	5.000%	1,000,000	1,039,040
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
Series 2018
06/01/2021	4.000%	1,065,000	1,077,822
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,105,390
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,721,460
Total			11,367,482
Louisiana 0.1%
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,016,210
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	494,484
07/01/2027	5.000%	600,000	761,592
Total			1,256,076
Maryland 0.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	670,890

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,758,000
Total			2,428,890
Massachusetts 2.6%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2022	0.550%	485,000	485,335
10/01/2022	0.600%	535,000	535,530
04/01/2023	0.650%	590,000	593,918
10/01/2023	0.700%	470,000	473,816
Brockton Area Transit Authority
Revenue Notes
RAN Series 2020
07/30/2021	1.500%	3,050,000	3,064,975
City of Greenfield
General Obligations Notes
BAN Series 2020
10/01/2021	1.500%	4,903,820	4,941,972
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2021	4.000%	1,000,000	1,015,460
Series 2018B
07/01/2021	5.000%	1,150,000	1,172,528
Revenue Bonds
Series 2015A
01/01/2022	5.000%	3,500,000	3,650,325
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	554,205
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	1,015,000	1,015,731
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,087,143
Total			18,590,938
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.2%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,311,539
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,038,180
12/01/2022	5.000%	1,100,000	1,189,661
Series 2015F
12/01/2027	5.000%	2,810,000	3,363,795
Total			8,903,175
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2021	4.000%	500,000	503,550
05/01/2022	4.000%	500,000	517,525
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	100,423
08/01/2023	3.000%	200,000	200,862
08/01/2024	3.000%	100,000	100,629
08/01/2025	3.000%	200,000	201,174
08/01/2026	3.000%	250,000	251,135
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	1,006,360
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	794,472
Minnesota Housing Finance Agency(d)
Revenue Bonds
Series 2020A
07/01/2022	1.300%	215,000	217,337
07/01/2023	1.350%	265,000	269,773
Series 2020A (GNMA)
07/01/2021	1.150%	440,000	441,179
07/01/2024	1.450%	170,000	174,556
Series 2020D (GNMA)
07/01/2026	1.650%	475,000	482,320

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020H
01/01/2023	0.550%	200,000	200,356
07/01/2023	0.600%	240,000	240,590
01/01/2024	0.650%	200,000	200,584
07/01/2024	0.700%	200,000	200,574
01/01/2025	0.800%	375,000	376,132
07/01/2025	0.850%	400,000	401,268
Total			6,880,799
Mississippi 0.1%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,048,840
Missouri 1.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2021	5.000%	400,000	400,984
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,853,900
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	2,008,370
Total			8,263,254
Nebraska 0.4%
Douglas County Hospital Authority No. 2
Revenue Bonds
Children’s Hospital Obligated Group
Series 2020 (Mandatory Put 11/15/25)
11/15/2053	5.000%	1,000,000	1,204,900
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,999,930
Total			3,204,830
Nevada 1.5%
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2026	5.000%	500,000	617,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C
07/01/2021	5.000%	4,625,000	4,711,488
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,385,443
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,194,790
Total			10,909,316
New Hampshire 0.8%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 10/01/21)
Muni Swap Index Yield + 0.750% 10/01/2033	0.790%	5,000,000	5,001,200
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,056,310
Total			6,057,510
New Jersey 7.0%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2021	5.000%	650,000	652,279
03/01/2022	5.000%	500,000	523,435
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2021	5.000%	200,000	205,712
10/01/2022	5.000%	400,000	426,952
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,947,650
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/2023)
11/01/2034	1.200%	3,000,000	3,044,010
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	1,200,000	1,203,444

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,757,762
Series 2015XX
06/15/2026	4.250%	2,355,000	2,691,953
Series 2017B
11/01/2022	5.000%	2,285,000	2,466,977
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	212,522
06/15/2023	5.000%	220,000	243,582
06/15/2024	5.000%	300,000	344,250
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,421,500
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	1,000,000	1,052,160
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,084,870
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,203,390
12/01/2026	5.000%	1,000,000	1,194,790
Series 2015-1A
12/01/2027	4.000%	3,435,000	3,752,806
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,370,522
Series 2020B
12/01/2022	5.000%	1,150,000	1,247,601
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,706,468
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,745,000	3,783,349
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,175,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,084,260
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,062,980
Total			50,861,144
New Mexico 0.7%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,518,315
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/23)
06/01/2040	1.100%	1,500,000	1,526,460
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	2,048,940
Total			5,093,715
New York 12.3%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
06/23/2021	2.000%	5,000,000	5,035,050
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	5,069,050
City of New York
Limited General Obligation Refunding Bonds
Series 2012F
08/01/2028	5.000%	3,710,000	3,881,587
Cortland Enlarged City School District
Unlimited General Obligation Bonds
RAN Series 2020
07/30/2021	1.500%	4,000,000	4,019,440
Fulton City School District
Unlimited General Obligation Notes
BAN Series 2020
11/05/2021	1.500%	6,000,001	6,053,760
Holland Central School District
Unlimited General Obligation Notes
BAN Series 2020
06/24/2021	1.750%	5,535,000	5,556,254

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	1,285,000	1,287,352
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	2,625,000	2,626,444
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2020A
02/15/2026	5.000%	1,890,000	2,312,453
Little Falls City School District
Unlimited General Obligation Notes
BAN Series 2020
02/05/2021	1.750%	5,800,000	5,801,537
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,102,520
BAN Series 2020A-S2
02/01/2022	4.000%	2,000,000	2,058,980
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	4,000,000	4,046,000
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,393,450
New York City Transitional Finance Authority
Revenue Bonds
Building Aid
Subordinated Series 2015S
07/15/2027	5.000%	2,090,000	2,459,198
Future Tax Subordinated Bonds
Subordinated Series 2015B
08/01/2028	5.000%	4,830,000	5,597,632
New York State Urban Development Corp.
Prerefunded 03/15/21 Revenue Bonds
St. Peters Income Tax
Series 2020A
03/15/2026	5.000%	2,040,000	2,051,954
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	2,250,000	2,512,800
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,165,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(d),(e)
Refunding Revenue Bonds
Series 2021-226
10/15/2026	5.000%	2,670,000	3,242,662
10/15/2027	5.000%	1,625,000	2,025,790
10/15/2028	5.000%	1,750,000	2,228,398
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106
10/15/2021	5.000%	2,250,000	2,326,612
Series 2013-178
12/01/2025	5.000%	1,975,000	2,212,178
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189
04/01/2021	2.450%	1,000,000	1,000,960
Series 2017-206
04/01/2021	1.700%	1,730,000	1,733,270
10/01/2021	1.800%	1,165,000	1,175,182
04/01/2022	1.950%	1,300,000	1,320,280
Revenue Bonds
55th Series 2017
04/01/2021	1.950%	1,815,000	1,819,175
10/01/2021	2.050%	505,000	510,247
Town of Oyster Bay
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2025	4.000%	750,000	877,350
Total			89,503,155
North Carolina 1.2%
Columbus County Industrial Facilities & Pollution Control Financing Authority(d),(h)
Refunding Revenue Bonds
International Paper Co. Project
Series 2019 (Mandatory Put 10/01/24)
03/01/2027	2.100%	2,750,000	2,920,885
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,758,000
Series 2018
01/01/2025	5.000%	1,110,000	1,300,920
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	1,500,000	1,705,320
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	716,149
Total			8,401,274

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.6%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,341,216
Hillsdale Local School District
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2021	4.000%	500,000	514,995
12/01/2022	4.000%	600,000	640,266
12/01/2023	4.000%	670,000	734,688
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,308,820
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,119,010
Total			11,658,995
Oklahoma 0.6%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	4,008,720
Oregon 0.6%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,005,510
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	560,581
08/15/2026	5.000%	300,000	372,168
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/2022)
03/01/2049	5.000%	2,500,000	2,623,300
Total			4,561,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.1%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2011A
06/15/2023	5.000%	1,540,000	1,565,995
Series 2017B
07/01/2022	5.000%	500,000	531,805
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2022	3.000%	725,000	737,818
Senior Revenue Bonds
UPMC
Series 2015B
03/15/2026	5.000%	1,845,000	2,230,310
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,214,869
06/30/2022	5.000%	5,000,000	5,294,050
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A
04/01/2021	1.650%	500,000	500,825
10/01/2021	1.750%	725,000	730,322
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,615,410
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,432,032
10/01/2026	1.500%	1,500,000	1,536,735
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.640%	5,000,000	5,026,200
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,231,100
Subordinated Series 2017B-2 (AGM)
06/01/2035	5.000%	2,275,000	2,809,397
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,482,575

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	600,544
09/01/2023	5.000%	450,000	500,855
Total			30,040,842
Puerto Rico 0.8%
Puerto Rico Housing Finance Authority(i)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,703,050
12/01/2023	5.000%	2,500,000	2,809,975
Total			5,513,025
Rhode Island 1.3%
Rhode Island Commerce Corp.
Revenue Bonds
Department of Transportation
Series 2020A
05/15/2025	5.000%	1,000,000	1,190,440
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,321,055
10/01/2026	2.650%	1,575,000	1,683,943
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,409,330
12/01/2023	5.000%	750,000	845,257
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	732,556
12/01/2024	5.000%	875,000	1,020,259
12/01/2035	2.875%	1,375,000	1,391,184
Total			9,594,024
South Carolina 0.5%
Laurens County Water & Sewer Commission
Revenue Bonds
BAN Series 2020
02/01/2022	1.375%	2,000,000	2,009,060
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,090,000	1,117,370
07/01/2024	1.550%	575,000	592,543
Total			3,718,973
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.4%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,557,421
Texas 4.0%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2023	5.000%	450,000	503,258
12/15/2024	5.000%	550,000	635,784
12/15/2025	5.000%	600,000	716,292
12/15/2026	5.000%	625,000	762,862
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated BAN Series 2020F
01/01/2025	5.000%	1,500,000	1,722,600
City of Corpus Christi
Limited General Obligation Refunding Bonds
Forward Delivery
Series 2020B
03/01/2025	5.000%	1,300,000	1,543,139
03/01/2026	5.000%	650,000	799,324
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2030	5.000%	1,820,000	2,280,041
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,370,703
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,150,480
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2025	5.000%	500,000	608,395
Denton Independent School District
Unlimited General Obligation Bonds
Series 2020
TEXAS PERMANENT SCHOOL FUND PROG (GTY)
08/15/2025	5.000%	1,575,000	1,910,601
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	2,500,000	3,135,200

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.610%	2,000,000	1,990,520
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,159,950
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Texas A&M University Cain Hall Redevelopment Project
Series 2016
04/01/2036	5.000%	1,545,000	1,821,926
State of Texas
Unlimited General Obligation Bonds
College Student Loans
Series 2020A
08/01/2026	4.500%	1,000,000	1,217,010
Texas Municipal Gas Acquisition & Supply Corp. III(e)
Refunding Revenue Bonds
Senior
Series 2021
12/15/2022	5.000%	1,750,000	1,895,145
12/15/2028	5.000%	500,000	645,415
Total			28,868,645
Utah 1.1%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	3,968,738
Series 2020B (Mandatory Put 08/01/24)
05/15/2060	5.000%	1,500,000	1,742,565
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,592,602
Total			8,303,905
Virginia 1.3%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	821,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	4,000,000	4,001,840
Virginia Commonwealth Transportation Board
Revenue Bonds
Series 2014
05/15/2025	5.000%	1,500,000	1,732,995
Virginia Port Authority Commonwealth Port Fund(d)
Refunding Revenue Bonds
Series 2020B
07/01/2029	5.000%	850,000	1,123,649
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2022	5.000%	400,000	416,616
01/01/2023	5.000%	425,000	460,819
01/01/2024	5.000%	500,000	562,075
Total			9,119,919
Washington 2.7%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,095,049
07/01/2024	5.000%	2,155,000	2,474,543
07/01/2025	5.000%	1,170,000	1,391,832
Port of Seattle(d)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2021	5.000%	1,000,000	1,007,670
04/01/2022	5.000%	2,000,000	2,108,640
04/01/2023	5.000%	2,000,000	2,185,640
Series 2018B
05/01/2023	5.000%	2,000,000	2,192,640
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,164,550
Washington Health Care Facilities Authority
Revenue Bonds
Providence Health & Services
Series 2012A
10/01/2026	5.000%	1,000,000	1,076,840
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,063,908

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,487,250
Total			19,248,562
Wisconsin 1.5%
City of Milwaukee
Unlimited General Obligation Bonds
Promissory Notes
Series 2015N-2
03/15/2024	4.000%	2,545,000	2,825,790
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	4,022,235
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
03/01/2021	1.850%	525,000	525,512
09/01/2022	2.150%	870,000	889,096
Revenue Bonds
Series 2018A
03/01/2021	2.250%	390,000	390,476
03/01/2022	2.500%	1,265,000	1,287,656
09/01/2022	2.600%	710,000	728,780
Total			10,669,545
Wyoming 0.1%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	1,050,796
Total Municipal Bonds (Cost $606,093,629)			618,983,377

Municipal Short Term 10.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Connecticut 0.1%
State of Connecticut
Special Tax Bonds
Series 2020A
05/01/2021	0.300%	500,000	504,720
Illinois 0.1%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2021
12/01/2021	0.750%	400,000	414,184
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2020
05/01/2021	0.630%	500,000	505,405
Total			919,589
Massachusetts 2.3%
Cape Cod Regional Transit Authority
Revenue Notes
Series 2020
07/23/2021	0.530%	4,500,000	4,521,015
MetroWest Regional Transit Authority
Revenue Notes
RAN Series 2020
09/17/2021	0.350%	5,000,000	5,036,350
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
BAN Series 2020
10/14/2021	0.390%	7,133,389	7,189,386
Total			16,746,751
Nevada 0.5%
State of Nevada Department of Business & Industry(d),(g)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2020 (Mandatory Put 07/01/21)
01/01/2050	0.500%	4,000,000	4,001,800
New Jersey 0.3%
City of Newark
Unlimited General Obligation Notes
BAN Series 2020C
10/05/2021	0.590%	1,000,000	1,009,590
Series 2020
07/27/2021	0.570%	1,000,000	1,014,380
Total			2,023,970
New York 7.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
07/30/2021	0.480%	5,000,000	5,025,550
09/29/2021	0.480%	5,000,000	5,033,950
Brocton Central School District
Unlimited General Obligation Notes
BAN Series 2020A
06/29/2021	0.360%	5,750,000	5,777,140
City of Amsterdam
Limited General Obligation Notes
Series 2020
06/24/2021	1.830%	7,689,034	7,693,571

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
County of Rockland
Limited General Obligation Notes
Series 2020
04/01/2021	0.220%	1,595,000	1,599,881
Fort Plain Central School District
Unlimited General Obligation Notes
Series 2020
06/30/2021	0.510%	4,500,000	4,518,585
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2020
06/30/2021	0.480%	5,000,000	5,021,250
New York State Dormitory Authority
Revenue Notes
Series 2020B
03/31/2021	0.170%	4,425,000	4,461,196
Sandy Creek Central School District
Unlimited General Obligation Notes
Series 2020
06/25/2021	0.380%	5,520,000	5,544,895
Town of Windham
Limited General Obligation Notes
Series 2020
05/19/2021	0.880%	6,521,000	6,542,976
Total			51,218,994
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tennessee 0.2%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2021	0.580%	1,125,000	1,145,948
Total Municipal Short Term (Cost $76,489,739)			76,561,772

Money Market Funds 4.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	88,008	87,999
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(j)	30,529,580	30,529,580
Total Money Market Funds (Cost $30,617,580)		30,617,579
Total Investments in Securities (Cost $728,895,948)		741,857,728
Other Assets & Liabilities, Net		(15,676,465)
Net Assets		$726,181,263

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $4,911,030, which represents 0.68% of total net assets.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $5,513,025, which represents 0.76% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2021 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT223_04_K01_(03/21)